SIGNIFICANT ACCOUNTING POLICIES (Schedule Of Change In Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Deconsolidation of subsidiary		$ (4,678)
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	6,497	6,792	5,478
Charged to expenses, net of recoveries	1,233	1,217	1,782
Deconsolidation of subsidiary		(141)
Write-off	(1,514)	(1,483)	(523)
Exchange rate	(246)	112	55
Balance at the end of the year	$ 5,970	$ 6,497	$ 6,792